Property and Equipment	3 Months Ended
Feb. 28, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2019	631,334	156,059	172,498	5,664,253	1,441,452	8,065,596
Additions	—	—	—	3,875	—	3,875
Disposals	—	—	—	(91,769)	—	(91,769)
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Balance at February 28, 2021	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702

Accumulated depreciation
Balance at November 30, 2019	496,138	149,826	138,893	3,648,717	1,358,616	5,792,190
Depreciation	40,559	3,116	6,721	282,143	82,836	415,375
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	7,097	390	1,345	56,550	—	65,382
Balance at February 28, 2021	543,794	153,332	146,959	3,987,410	1,441,452	6,272,947

Net book value at:
November 30, 2020	94,637	3,117	26,884	1,645,499	—	1,770,137
February 28, 2021	87,540	2,727	25,539	1,588,949	—	1,704,755

As at February 28, 2021, there was $514,502 (November 30, 2020 - $514,502) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. During the three months ended February 29, 2020, the Company returned equipment in the amount of $32,269, which was unpaid previously.